Segment Information (Details) - Schedule of revenue by geographic region - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 4,399,312	$ 2,124,879	$ 8,444,077	$ 4,457,342	$ 9,466,363	$ 4,557,553
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	4,253,553	2,080,913	8,139,712	4,283,999	9,188,396	4,339,262
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	80,158	3,727	157,229	23,716	130,009	120,480
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 65,601	$ 40,239	$ 147,136	$ 149,627	$ 147,958	$ 97,811